Mineral property interests (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jun. 08, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Consideration received	$ 1,000
Mineral property interest cost - Cañariaco Project Royalty	(514)
Transaction costs	(125)
Gain on sale	$ 400	$ 0	$ 0	$ 361	$ 0